Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

(in thousands of euros)	January 1, 2024	Increases	Decreases	December 31, 2024
Library of compounds	2,142	—	—	2,142
Software	1,784	21	—	1,806
Intangible assets, gross	3,926	21	—	3,947
Amortization and impairment of library of compounds	(1,816)	(325)	—	(2,141)
Amortization and impairment of software	(1,568)	(189)	—	(1,757)
Amortization and impairment	(3,384)	(514)	—	(3,899)
Intangible assets, net	541	(493)	—	48

(in thousands of euros)	January 1, 2023	Increases	Decreases	December 31, 2023
Library of compounds	2,142	—	—	2,142
Software	1,590	194	—	1,784
Intangible assets, gross	3,732	194	—	3,926
Amortization of library of compounds	(1,651)	(165)	—	(1,816)
Amortization of software	(1,512)	(56)	—	(1,568)
Amortization	(3,164)	(221)	—	(3,384)
Intangible assets, net	568	(27)	—	541

(in thousands of euros)	January 1, 2022	Increases	Decreases	December 31, 2022
Library of compounds	2,142	—	—	2,142
Software	1,575	15	—	1,590
Intangible assets, gross	3,717	15	—	3,732
Amortization of library of compounds	(1,487)	(165)	—	(1,651)
Amortization of software	(1,460)	(52)	—	(1,512)
Amortization	(2,947)	(217)	—	(3,164)
Intangible assets, net	770	(202)	—	568